Vessels, Port Terminals and Other Fixed Assets, net (Tables)	12 Months Ended
Dec. 31, 2017
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
Vessels, port terminal and other fixed assets, net
Tanker Vessels, Barges and Pushboats	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$464,968	$(111,139)	$353,829
Additions	6,188	(20,007)	(13,819)
Restructuring of capital lease	(210)	—	(210)

Balance December 31, 2015	$470,946	$(131,146)	$339,800
Additions	738	(18,894)	(18,156)
Transfers	3,696	—	3,696

Balance December 31, 2016	$475,380	$(150,040)	$325,340
Additions	5,531	(17,603)	(12,072)
Disposals	(3,585)	3,585	—
Revaluation of vessels due to termination of capital lease obligation	(5,243)	—	(5,243)

Balance December 31, 2017	$472,083	$(164,058)	$308,025

Dry Port Terminals	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$78,385	$(11,446)	$66,939
Additions	1,266	(2,173)	(907)

Balance December 31, 2015	$79,651	$(13,619)	$66,032
Additions	452	(2,204)	(1,752)

Balance December 31, 2016	$80,103	$(15,823)	$64,280
Additions	4,362	(4,826)	(464)
Transfers from deposits for vessels, port terminals and other fixed assets	137,357	—	137,357

Balance December 31, 2017	$221,822	$ (20,649)	$201,173

Oil Storage Plant and Port Facilities for Liquid Cargoes	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$28,014	$(9,021)	$18,993
Additions	1,021	(1,258)	(237)

Balance December 31, 2015	$29,035	$(10,279)	$18,756
Additions	1,599	(1,289)	310
Transfers	(1,513)	—	(1,513)

Balance December 31, 2016	$29,121	$(11,568)	$17,553
Additions	698	(411)	287

Balance December 31, 2017	$29,819	$ (11,979)	$17,840

Other Fixed Assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$5,735	$(1,871)	$3,864
Additions	116	(708)	(592)

Balance December 31, 2015	$5,851	$(2,579)	$3,272
Additions	1,945	(718)	1,227
Transfers	(2,183)	—	(2,183)

Balance December 31, 2016	$5,613	$(3,297)	$2,316
Additions	184	(482)	(298)

Disposals	(75)	28	(47)

Balance December 31, 2017	$5,722	$(3,751)	$1,971

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$577,102	$(133,477)	$443,625
Additions	8,591	(24,146)	(15,555)
Restructuring of capital lease	(210)	—	(210)

Balance December 31, 2015	$585,483	$(157,623)	$427,860
Additions	4,734	(23,105)	(18,371)

Balance December 31, 2016	$590,217	$(180,728)	$409,489
Additions	10,775	(23,322)	(12,547)
Disposals	(3,660)	3,613	(47)
Transfers from deposits for vessels, port terminals and other fixed assets	137,357	—	137,357
Revaluation of vessels due to termination of capital lease obligation	(5,243)	—	(5,243)

Balance December 31, 2017	$729,446	$(200,437)	$529,009

Schedule of future minimum lease payments under capital leases

Collections Due by Period	December 31, 2017
December 31, 2018	$347
December 31, 2019	115
December 31, 2020	111
December 31, 2021	167
December 31, 2022	38
December 31, 2023	131
Total future minimum note receivable collections	909
Less: amount representing interest	(91)

Present value of future minimum Note receivable collections (1)	$818